Segment Information (Tables)	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Statement of Operations Information
inancial information is as follows:

Predecessor
Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
191 Days Ended July 10, 2013
Net operating revenues	$17,125	$1,471	$6	$18,602
Inter-segment revenues(1)	—	430	(430)	—
Total segment operating expenses	(14,355)	(1,629)	425	(15,559)
Segment earnings	$2,770	$272	$1	3,043
Less:
Depreciation				(3,098)
Amortization				(147)
Other, net(2)				(683)
Operating loss				(885)
Interest expense				(1,135)
Equity in losses of unconsolidated investments, net			$(482)
Gain on previously-held equity interests			2,926	2,444
Other income, net				19
Income before income taxes				$443

Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
Three Months Ended March 31, 2013 (unaudited)
Net operating revenues	$8,089	$702	$2	$8,793
Inter-segment revenues(1)	—	191	(191)	—
Total segment operating expenses	(6,694)	(765)	190	(7,269)
Segment earnings	$1,395	$128	$1	1,524
Less:
Depreciation				(1,422)
Amortization				(70)
Other, net(2)				(3)
Operating income				29
Interest expense				(432)
Equity in losses of unconsolidated investments, net			$(202)	(202)
Loss before income taxes				$(605)

Predecessor
Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
2012
Net operating revenues	$32,355	$2,999	$12	$35,366
Inter-segment revenues(1)	—	882	(882)	—
Total segment operating expenses	(28,208)	(3,232)	877	(30,563)
Segment earnings	$4,147	$649	$7	4,803
Less:
Depreciation				(6,240)
Amortization				(303)
Business combination and hurricane-related charges(3)				(64)
Other, net(2)				(16)
Operating loss				(1,820)
Interest expense				(1,428)
Equity in losses of unconsolidated investments, net			$(1,114)	(1,114)
Other income, net				190
Loss before income taxes				$(4,172)

Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
2011
Net operating revenues	$30,301	$3,370	$8	$33,679
Inter-segment revenues(1)	—	956	(956)	—
Total segment operating expenses	(26,034)	(3,526)	953	(28,607)
Segment earnings	$4,267	$800	$5	5,072
Less:
Depreciation				(4,455)
Amortization				(403)
Other, net(2)				(106)
Operating income				108
Interest expense				(1,011)
Equity in losses of unconsolidated investments, net			$(1,730)	(1,730)
Other expense, net				(3)
Loss before income taxes				$(2,636)

Other Information	Wireless	Wireline	Corporate and Other	Consolidated
	(in millions)
Capital expenditures for the 191 days ended July 10, 2013	$2,840	$174	$126	$3,140
Capital expenditures for the three months ended March 31, 2013 (unaudited)	$1,270	$64	$47	$1,381

2012
Capital expenditures	$3,753	$240	$268	$4,261
Total assets	$38,297	$2,195	$11,078	$51,570

2011
Capital expenditures	$2,702	$168	$260	$3,130
Total assets	$37,606	$2,355	$9,422	$49,383

Successor
Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
Three Months Ended March 31, 2014
Net operating revenues	$8,254	$617	$4	$8,875
Inter-segment revenues(1)	—	153	(153)	—
Total segment operating expenses	(6,417)	(758)	144	(7,031)
Segment earnings	$1,837	$12	$(5)	1,844
Less:
Depreciation				(868)
Amortization				(429)
Other, net(2)				(127)
Operating income				420
Interest expense				(516)
Other income, net				1
Loss before income taxes				$(95)

Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
Three months Ended March 31, 2013 (unaudited)
Net operating revenues	$—	$—	$—	$—
Inter-segment revenues(1)	—	—	—	—
Total segment operating expenses	—	—	(14)	(14)
Segment earnings	$—	$—	$(14)	(14)
Other income, net				6
Loss before income taxes				$(8)

Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
2013
Net operating revenues	$15,642	$1,240	$9	$16,891
Inter-segment revenues(1)	—	396	(396)	—
Total segment operating expenses	(13,464)	(1,414)	353	(14,525)
Segment earnings	$2,178	$222	$(34)	2,366
Less:
Depreciation				(2,026)
Amortization				(908)
Other, net(2)				(402)
Operating loss				(970)
Interest expense				(918)
Other income, net				73
Loss before income taxes				$(1,815)

Successor
Statement of Operations Information	Wireless	Wireline	Corporate, Other and Eliminations	Consolidated
	(in millions)
2012
Net operating revenues	$—	$—	$—	$—
Inter-segment revenues(1)	—	—	—	—
Total segment operating expenses	—	—	(33)	(33)
Segment earnings	$—	$—	$(33)	(33)
Other income, net				10
Loss before income taxes				$(23)

Other Information	Wireless	Wireline	Corporate and Other	Consolidated
	(in millions)
As of and for the three months ended March 31, 2014
Capital expenditures	$1,343	$79	$66	$1,488
Total assets	$75,051	$1,499	$8,139	$84,689

As of March 31, 2013
Total assets	$—	$—	$3,122	$3,122

2013
Capital expenditures	$3,535	$153	$159	$3,847
Total assets	$75,128	$1,548	$9,419	$86,095

2012
Total assets	$—	$—	$3,115	$3,115
 _________________

(1)	Inter-segment revenues consist primarily of wireline services provided to the Wireless segment for resale to or use by wireless subscribers.

(2)
Other, net for the Successor three-month transition period ended March 31, 2014 consists of $127 million of severance, exit costs and asset impairments. Other, net for the Successor year ended December 31, 2013 consists of $309 million of severance and exit costs and $100 million of business combination fees paid to unrelated parties in connection with the transactions with SoftBank and Clearwire ($75 million included in our corporate segment and $25 million included in our wireless segment and classified as selling, general and administrative expenses), partially offset by $7 million of insurance reimbursement towards 2012 hurricane-related charges (included in our wireless segment and classified as a contra-expense in cost of services expense). Other, net for the Predecessor 191-day period ended July 10, 2013 and unaudited three-month period ended March 31, 2013 consists of $652 million and $25 million, respectively, of severance and exit costs, partially offset by $22 million of favorable developments in connection with an E911 regulatory tax-related contingency. Other, net for the Predecessor 191-day period ended July 10, 2013 also includes $53 million of business combination fees paid to unrelated parties in connection with the transactions with SoftBank and Clearwire (included in our corporate segment and classified as selling, general and administrative expenses). Other, net for the Predecessor year ended December 31, 2012 consists of $196 million of lease exit costs and $102 million of asset impairment charges, partially offset by net operating income of $236 million associated with the termination of the spectrum hosting arrangement with LightSquared, a gain of $29 million on spectrum swap transactions, and a benefit of $17 million resulting from favorable developments relating to access cost disputes associated with prior periods. Other, net for the Predecessor year ended December 31, 2011 consists of $106 million of severance, exit costs and asset impairments associated with the shut-down of the Nextel platform.

(3)
Includes $45 million of hurricane-related charges for the Predecessor year ended December 31, 2012, which are classified in our consolidated statements of comprehensive loss as follows: $21 million as contra-revenue in net operating revenues of Wireless, $20 million as cost of services and products ($17 million Wireless; $3 million Wireline), and $4 million as selling, general and administrative expenses in our Wireless segment. Also includes $19 million of business combination charges for fees paid to unrelated parties necessary for the proposed transactions with SoftBank and Clearwire, which is included in our corporate segment and classified as selling, general and administrative expenses.

Operating Revenues by Service and Products

Predecessor
Operating Revenues by Service and Products	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
191 Days Ended July 10, 2013
Wireless services	$15,139	$—	$—	$15,139
Wireless equipment	1,707	—	—	1,707
Voice	—	771	(236)	535
Data	—	188	(93)	95
Internet	—	913	(100)	813
Other	279	29	5	313
Total net operating revenues	$17,125	$1,901	$(424)	$18,602

	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
Three Months Ended March 31, 2013 (unaudited)
Wireless services	$7,143	$—	$—	$7,143
Wireless equipment	813	—	—	813
Voice	—	352	(99)	253
Data	—	94	(46)	48
Internet	—	434	(47)	387
Other	133	13	3	149
Total net operating revenues	$8,089	$893	$(189)	$8,793

	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
2012
Wireless services(2)	$28,624	$—	$—	$28,624
Wireless equipment	3,248	—	—	3,248
Voice	—	1,627	(515)	1,112
Data	—	398	(176)	222
Internet	—	1,781	(190)	1,591
Other	483	75	11	569
Total net operating revenues	$32,355	$3,881	$(870)	$35,366

	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
2011
Wireless services	$27,129	$—	$—	$27,129
Wireless equipment	2,911	—	—	2,911
Voice	—	1,915	(643)	1,272
Data	—	460	(163)	297
Internet	—	1,878	(151)	1,727
Other	261	73	9	343
Total net operating revenues	$30,301	$4,326	$(948)	$33,679

Successor
Operating Revenues by Service and Products	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
Three Months Ended March 31, 2014
Wireless services	$7,096	$—	$—	$7,096
Wireless equipment	999	—	—	999
Voice	—	352	(88)	264
Data	—	62	(26)	36
Internet	—	345	(37)	308
Other	159	11	2	172
Total net operating revenues	$8,254	$770	$(149)	$8,875

	Wireless	Wireline	Corporate, Other and Eliminations(1)	Consolidated
	(in millions)
2013
Wireless services	$13,579	$—	$—	$13,579
Wireless equipment	1,797	—	—	1,797
Voice	—	719	(240)	479
Data	—	138	(69)	69
Internet	—	747	(81)	666
Other	266	32	3	301
Total net operating revenues	$15,642	$1,636	$(387)	$16,891